ACCOUNTS RECEIVABLE (Details 2) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Allowance for doubtful accounts
Balance at beginning of period	¥ 1,103	¥ 3,347	¥ 3,260
Additions	3,792	1,804	789
Write-offs	(1,605)	(4,048)	(702)
Balance at end of period	¥ 3,290	¥ 1,103	¥ 3,347